Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule of Deposit Liabilities
Deposits at December 31, 2016 and 2015 are summarized as follows:

(Dollars in thousands)	2016	2015
Non-interest bearing	$170,854	$159,918
Interest bearing	310,103	284,547
Savings	205,294	196,324
Certificates of deposit	148,265	145,968
	$834,516	$786,757

Scheduled Maturities of Time Deposits
At December 31, 2016, certificates of deposit have contractual maturities as follows:

(Dollars in thousands)
Year	Amount
2017	$86,079
2018	35,752
2019	8,050
2020	6,161
2021	12,223
$148,265

Certificates of deposit greater than $250,000 were $23.9 million and $24.3 million at December 31, 2016 and December 31, 2015, respectively.